Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                January 24, 2014



Securities and Exchange Commission
100 F Street, NE
Washington, D. C.  20549

                Re:  Advisors Disciplined Trust 1169 (the "Fund")
                       (File No. 333-192602) (CIK 1586149)


Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on January 23, 2014.
                                Very truly yours,

                                Advisors Disciplined Trust 1169

                                By:  Advisors Asset Management, Inc.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President